PIMCO Dividend and Income Fund Expense Example - PIMCO Dividend and Income Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 94
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	514
Expense Example, with Redemption, 10 Years	1,142
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	327
Expense Example, with Redemption, 5 Years	568
Expense Example, with Redemption, 10 Years	1,259
I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	1,369
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	672
Expense Example, with Redemption, 3 Years	933
Expense Example, with Redemption, 5 Years	1,213
Expense Example, with Redemption, 10 Years	2,009
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	636
Expense Example, with Redemption, 5 Years	1,092
Expense Example, with Redemption, 10 Years	$ 2,165